UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2016

Table of Contents

1	A Letter to Shareholders

3	Investment Comparison

4	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

44	Statement of Assets and Liabilities

46	Statement of Operations

47	Statements of Changes in Net Assets

48	Financial Highlights

52	Notes to Financial Statements

67	Report of Independent Registered Public Accounting Firm

68	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Annual Report

For the fiscal year ended December 31, 2016

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2016. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended December 31, 2016, the Fund returned 12.35%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index,1 which returned 2.65% over the same period.

The high yield sector of the U.S. fixed income market experienced strong returns during the 12-month period, outperforming traditional government related and investment grade securities within the fixed income market as well as the U.S. equity market. Leveraged loans also experienced strong returns, although not to the same extent as high yield bonds.

As it has in the past, the Fund maintained a significant allocation to high yield bonds, as we remained positive on the high yield market from a fundamental perspective. The Fund’s exposure to high yield bonds likely contributed to relative performance, as the high yield market significantly outperformed the Fund’s benchmark.

The Fund maintained a sizable allocation to equities throughout the period, as equities provided portfolio diversification, a high degree of liquidity, and a more diverse opportunity set to express certain investment themes than did certain fixed income securities. The Fund’s allocation to equities likely contributed to relative performance, as the asset class outperformed the Bloomberg Barclays U.S. Aggregate Bond Index1.

Within the Fund’s investment grade bond allocation, the Fund’s exposure to ‘AAA’ rated bonds likely detracted from performance, as ‘AAA’ rated bonds underperformed the benchmark during the period.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1     The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset backed securities. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2016. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index and the BofA Merrill Lynch U.S. High Yield Constrained Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2016

	1 Year	5 Years	10 Years	Life of Class
Class A3	9.83%	6.58%	6.27%	–
Class B4	6.44%	5.99%	5.93%	–
Class C5	10.63%	6.40%	5.83%	–
Class F6	12.46%	7.26%	–	6.60%
Class I7	12.62%	7.34%	6.82%	–
Class P7	12.27%	7.08%	6.46%	–
Class R2[6]	11.91%	6.73%	–	6.09%
Class R3[6]	12.03%	6.85%	–	6.20%
Class R4[8]	12.29%	–	–	4.69%
Class R5[8]	12.62%	–	–	4.96%
Class R6[8]	12.56%	–	–	5.02%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2016 is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Commenced operations and performance for the class began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 through December 31, 2016).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/16 – 12/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4	See Notes to Financial Statements.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/16 -
	7/1/16	12/31/16	12/31/16
Class A
Actual	$1,000.00	$1,059.70	$4.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.06	$4.12
Class B
Actual	$1,000.00	$1,055.40	$8.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$8.16
Class C
Actual	$1,000.00	$1,056.30	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.30
Class F
Actual	$1,000.00	$1,060.30	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.61
Class I
Actual	$1,000.00	$1,061.00	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$3.10
Class P
Actual	$1,000.00	$1,058.60	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.37
Class R2
Actual	$1,000.00	$1,057.60	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$6.14
Class R3
Actual	$1,000.00	$1,058.20	$5.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.56	$5.63
Class R4
Actual	$1,000.00	$1,059.40	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.81	$4.37
Class R5
Actual	$1,000.00	$1,059.60	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$3.10
Class R6
Actual	$1,000.00	$1,060.10	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.47	$2.69

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.61% for Class B, 1.44% for Class C, 0.71% for Class F, 0.61% for Class I, 0.86% for Class P, 1.21% for Class R2, 1.11% for Class R3, 0.86% for Class R4, 0.61% for Class R5 and 0.53% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

See Notes to Financial Statements.	5

Portfolio Holdings Presented by Sector

December 31, 2016

Sector*	%**
Asset Backed	1.99%
Automotive	1.68%
Banking	7.91%
Basic Industry	13.68%
Capital Goods	4.46%
Consumer Goods	4.78%
Energy	15.65%
Financial Services	2.08%
Foreign Government	4.27%
Healthcare	5.19%
Insurance	1.49%
Leisure	4.36%
Media	6.39%
Mortgage-Backed	0.64%
Municipal	0.33%
Real Estate	1.26%
Retail	4.37%
Services	2.55%
Technology & Electronics	5.44%
Telecommunications	4.76%
Transportation	2.60%
Utility	2.84%
Repurchase Agreement	1.28%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 97.19%

ASSET-BACKED SECURITIES 1.97%

Automobiles 0.37%
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$8,932	$8,989,074
Ford Credit Auto Owner Trust 2016-C C	1.93%		4/15/2023	4,715	4,637,994
Hyundai Auto Receivables Trust 2016-B C	2.19%		11/15/2022	10,439	10,284,418
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,586,088
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	2,457	2,447,370
Total					34,944,944

Other 1.60%
ALM XIX Ltd. 2016-19A C†	4.984%	#	7/15/2028	4,038	4,097,921
ALM XVIII Ltd. 2016-18A C†	5.007%	#	7/15/2027	4,500	4,541,283
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.53%	#	10/15/2027	3,600	3,522,011
Anchorage Capital CLO 8 Ltd. 2016-8A D†	4.921%	#	7/28/2028	1,750	1,771,459
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951%	#	1/15/2029	8,100	8,047,131
Anchorage Capital CLO Ltd. 2013-1A C†	4.378%	#	7/13/2025	1,898	1,878,740
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,651,315
BlueMountain CLO Ltd. 2016-1A D†	5.681%	#	4/20/2027	4,200	4,250,901
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	9,447	9,397,324
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.48%	#	11/25/2027	22,500	22,706,041
JFIN CLO II Ltd. 2015-2A B1†	3.28%	#	10/19/2026	13,500	13,553,037
KKR Financial CLO Ltd. 2013-2A C†	4.632%	#	1/23/2026	3,500	3,406,412
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	4,308	4,300,167
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	5,549	5,519,278
OHA Loan Funding Ltd. 2013-1A D†	4.482%	#	7/23/2025	4,350	4,318,009
OZLM VIII Ltd. 2014-8A A2A†	3.03%	#	10/17/2026	11,750	11,770,218
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	4,984	4,940,390
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	4,434	4,389,448
Sound Point CLO XI Ltd. 2016-1A D†	5.531%	#	7/20/2028	13,000	13,058,890
Taco Bell Funding LLC 2016-1A A23†	4.97%		5/25/2046	8,910	8,865,850
Voya CLO Ltd. 2016-2A C†	4.932%	#	7/19/2028	5,250	5,165,595
Westcott Park CLO Ltd. 2016-1A D†	5.231%	#	7/20/2028	7,650	7,649,878
Total					150,801,298
Total Asset-Backed Securities (cost $183,412,382)					185,746,242

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2016

	Shares	Fair
Investments	(000)	Value
Common Stocks 13.28%

Aerospace/Defense 0.21%
Huntington Ingalls Industries, Inc.	53	$9,686,737
Northrop Grumman Corp.	45	10,398,419
Total		20,085,156

Air Transportation 0.24%
Hawaiian Holdings, Inc.*	227	12,951,996
Spirit Airlines, Inc.*	161	9,314,014
Total		22,266,010

Auto Parts & Equipment 0.38%
BorgWarner, Inc.	232	9,153,590
Chassix Holdings, Inc.	607	17,908,182
LCI Industries	86	9,319,082
Total		36,380,854

Automakers 0.24%
Oshkosh Corp.	139	8,992,678
Thor Industries, Inc.	134	13,358,976
Total		22,351,654

Banking 1.40%
Comerica, Inc.	234	15,965,120
Cullen/Frost Bankers, Inc.	131	11,553,719
Great Western Bancorp, Inc.	262	11,414,608
Hilltop Holdings, Inc.	325	9,676,298
LegacyTexas Financial Group, Inc.	253	10,909,165
PacWest Bancorp	175	9,527,000
Regions Financial Corp.	680	9,764,800
Sberbank of Russia PJSC ADR	842	9,746,150
SVB Financial Group*	108	18,624,595
Texas Capital Bancshares, Inc.*	171	13,367,200
Zions Bancorporation	268	11,551,893
Total		132,100,548

Beverages 0.10%
Boston Beer Co., Inc. (The) Class A*	56	9,587,693

Brokerage 0.12%
E*TRADE Financial Corp.*	325	11,270,536

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

	Shares	Fair
Investments	(000)	Value
Building & Construction 0.26%
Granite Construction, Inc.	299	$16,420,140
LGI Homes, Inc.*	297	8,535,884
Total		24,956,024

Building Materials 0.51%
Beacon Roofing Supply, Inc.*	202	9,296,511
Gibraltar Industries, Inc.*	207	8,611,138
Martin Marietta Materials, Inc.	53	11,686,815
Simpson Manufacturing Co., Inc.	206	9,021,250
Vulcan Materials Co.	73	9,166,361
Total		47,782,075

Chemicals 0.54%
Celanese Corp. Series A	113	8,918,959
CF Industries Holdings, Inc.	321	10,101,932
Scotts Miracle-Gro Co. (The) Class A	107	10,186,872
Trinseo SA	181	10,713,731
Versum Materials, Inc.*	395	11,082,036
Total		51,003,530

Diversified Capital Goods 0.50%
A.O. Smith Corp.	201	9,533,260
AMETEK, Inc.	192	9,327,458
Belden, Inc.	126	9,451,601
MSC Industrial Direct Co., Inc. Class A	106	9,834,453
Rockwell Automation, Inc.	69	9,267,686
Total		47,414,458

Electric: Integrated 0.20%
IDACORP, Inc.	117	9,445,776
Portland General Electric Co.	227	9,842,366
Total		19,288,142

Electronics 0.41%
Cognex Corp.	147	9,321,475
Littelfuse, Inc.	68	10,345,099
MKS Instruments, Inc.	162	9,605,396
Trimble, Inc.*	302	9,097,762
Total		38,369,732

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2016

	Shares	Fair
Investments	(000)	Value
Energy: Exploration & Production 0.53%
Callon Petroleum Co.*	695	$10,678,231
Concho Resources, Inc.*	66	8,761,280
Diamondback Energy, Inc.*	89	9,026,578
OGX Petroleo e Gas SA ADR	315	214,666
Parsley Energy, Inc. Class A*	259	9,125,539
Sanchez Energy Corp.*	16	140,633
Templar Energy LLC Class A	417	3,126,168
WPX Energy, Inc.*	634	9,243,354
Total		50,316,449

Environmental 0.10%
Tetra Tech, Inc.	217	9,354,920

Food: Wholesale 0.19%
Hershey Co. (The)	92	9,470,465
Mead Johnson Nutrition Co.	126	8,894,532
Total		18,364,997

Forestry/Paper 0.31%
KapStone Paper and Packaging Corp.	439	9,682,155
Louisiana-Pacific Corp.*	529	10,017,983
Potlatch Corp.	238	9,928,985
Total		29,629,123

Gaming 0.10%
Wynn Resorts Ltd.	108	9,301,382

Hotels 0.16%
La Quinta Holdings, Inc.*	346	4,920,923
Marriott International, Inc. Class A	118	9,764,508
Total		14,685,431

Household Equipment/Products 0.07%
Central Garden & Pet Co.*	199	6,571,674

Integrated Energy 0.09%
NOW, Inc.*	427	8,734,099

Machinery 0.44%
Middleby Corp. (The)*	115	14,838,397
Nordson Corp.	142	15,877,597
Toro Co. (The)	200	11,198,504
Total		41,914,498

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

	Shares		Fair
Investments	(000)		Value
Managed Care 0.10%
WellCare Health Plans, Inc.*		69	$9,514,449

Media: Content 0.42%
AMC Networks, Inc. Class*		177	9,253,032
ION Media Networks, Inc.		4	362,120
Netflix, Inc.*		157	19,404,288
Scripps Networks Interactive, Inc. Class A		143	10,203,626
Total			39,223,066

Medical Products 0.15%
ABIOMED, Inc.*		41	4,673,854
ICU Medical, Inc.*		66	9,754,570
Total			14,428,424

Metals/Mining (Excluding Steel) 0.64%
Anglo American plc*(a)	GBP	1,035	14,795,877
First Majestic Silver Corp. (Canada)*(b)		967	7,376,074
Fresnillo plc(a)	GBP	635	9,560,840
Mirabela Nickel Ltd.*(a)	AUD	31,268	225,644
MMC Norilsk Nickel PJSC ADR		623	10,465,761
Silver Wheaton Corp. (Canada)(b)		468	9,035,809
Vale SA ADR		1,151	8,772,274
Total			60,232,279

Non-Electric Utilities 0.20%
American Water Works Co., Inc.		128	9,238,925
Aqua America, Inc.		313	9,412,673
Total			18,651,598

Oil Field Equipment & Services 0.61%
Halliburton Co.		208	11,261,538
MRC Global, Inc.*		621	12,577,003
National Oilwell Varco, Inc.		258	9,644,282
Patterson-UTI Energy, Inc.		470	12,663,464
U.S. Silica Holdings, Inc.		202	11,442,728
Total			57,589,015

Packaging 0.10%
Packaging Corp. of America		109	9,246,992

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2016

	Shares		Fair
Investments	(000)		Value
Personal & Household Products 0.34%
Brunswick Corp.		173	$9,408,150
Hasbro, Inc.		116	9,035,386
LVMH Moet Hennessy Louis Vuitton SE(a)	EUR	25	4,754,674
Pool Corp.		88	9,201,745
Total			32,399,955

Pharmaceuticals 0.54%
Blueprint Medicines Corp.*		185	5,175,225
Cantel Medical Corp.		123	9,709,875
Exelixis, Inc.*		643	9,593,049
Patheon NV (Netherlands)*(b)		344	9,877,676
Seattle Genetics, Inc.*		139	7,317,616
TESARO, Inc.*		71	9,518,225
Total			51,191,666

Rail 0.10%
CSX Corp.		255	9,158,557

Real Estate Investment Trusts 0.20%
DCT Industrial Trust, Inc.		201	9,616,698
EastGroup Properties, Inc.		64	4,725,760
Pebblebrook Hotel Trust		153	4,536,875
Total			18,879,333

Recreation & Travel 0.30%
Camping World Holdings, Inc. Class A		308	10,052,711
Royal Caribbean Cruises Ltd.		113	9,286,928
Vail Resorts, Inc.		59	9,442,281
Total			28,781,920

Restaurants 0.31%
Cheesecake Factory, Inc. (The)		152	9,087,029
Shake Shack, Inc. Class A*		295	10,545,989
Texas Roadhouse, Inc.		203	9,787,414
Total			29,420,432

Software/Services 0.31%
Arista Networks, Inc.*		98	9,487,234
Proofpoint, Inc.*		128	9,020,592
Veeva Systems, Inc. Class A*		259	10,531,125
Total			29,038,951

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

	Shares		Fair
Investments	(000)		Value
Specialty Retail 0.54%
Kering(a)	EUR	45	$10,024,830
Lithia Motors, Inc. Class A		95	9,169,801
Moncler SpA(a)	EUR	586	10,188,474
Ritchie Bros Auctioneers, Inc. (Canada)(b)		241	8,200,800
Tiffany & Co.		56	4,320,594
Ulta Salon, Cosmetics & Fragrance, Inc.*		36	9,242,085
Total			51,146,584

Steel Producers/Products 0.12%
Worthington Industries, Inc.		236	11,207,700

Support: Services 0.35%
Ashtead Group plc(a)	GBP	521	10,137,080
Neff Corp. Class A*		315	4,442,177
Science Applications International Corp.		116	9,826,539
Total System Services, Inc.		184	9,033,973
Total			33,439,769

Technology Hardware & Equipment 0.16%
NVIDIA Corp.		143	15,254,534

Telecommunications: Wireless 0.12%
T-Mobile US, Inc.*		202	11,618,170

Telecommunications: Wireline Integrated & Services 0.10%
Zayo Group Holdings, Inc.*		289	9,483,396

Theaters & Entertainment 0.10%
Live Nation Entertainment, Inc.*		348	9,269,648

Transportation: Infrastructure/Services 0.10%
Landstar System, Inc.		112	9,521,357

Trucking & Delivery 0.27%
Old Dominion Freight Line, Inc.*		181	15,506,199
Ryder System, Inc.		132	9,824,368
Total			25,330,567
Total Common Stocks (cost $1,127,096,732)			1,255,757,347

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
CONVERTIBLE BONDS 0.30%

Energy: Exploration & Production 0.01%
Oleo e Gas Participacoes SA(a)(c)	10.00%	1/1/2017	BRL	254	$444,547
Oleo e Gas Participacoes SA(a)(c)	10.00%	1/1/2017	BRL	201	352,239
Total					796,786

Oil Field Equipment & Services 0.19%
Ensco Jersey Finance Ltd. (Jersey)†(b)	3.00%	1/31/2024		$17,952	18,355,920

Support: Services 0.10%
Priceline Group, Inc. (The)	1.00%	3/15/2018		5,745	9,073,509
Total Convertible Bonds (cost $28,892,799)					28,226,215

	Dividend		Shares
	Rate		(000)
CONVERTIBLE PREFERRED STOCKS 0.13%

Building & Construction 0.08%
William Lyon Homes Unit	Zero Coupon			77	7,350,984

Energy: Exploration & Production 0.05%
Sanchez Energy Corp.	4.875%			83	2,294,098
Sanchez Energy Corp.	6.50%			95	2,943,090
Total					5,237,188
Total Convertible Preferred Stocks (cost $11,946,395)					12,588,172

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
FLOATING RATE LOANS(d) 4.30%

Auto Parts & Equipment 0.09%
Chassix, Inc. Initial Term Loan	12.00%	7/29/2019		$8,056	8,096,495

Department Stores 0.10%
Belk, Inc. 1st Lien Closing Date Term Loan	5.75%	12/12/2022		10,897	9,435,004

Diversified Capital Goods 0.10%
Harsco Corp. Initial Term Loan	6.00%	11/2/2023		9,473	9,692,063

Electric: Generation 0.39%
Dayton Power & Light Co. (The) Term Loan	4.01%	8/24/2022		9,433	9,580,622
Lightstone Holdco LLC Term Loan B	6.54%	1/30/2024		13,325	13,513,705

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Generation (continued)
Lightstone Holdco LLC Term Loan C	6.54%		1/30/2024	$1,269	$1,287,019
Longview Power LLC Advance Term Loan B	7.00%		4/13/2021	8,948	7,930,454
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%		8/21/2020	4,634	4,582,172
Total					36,893,972

Energy: Exploration & Production 0.58%
California Resources Corp. Term Loan	–	(e)	9/24/2019	9,472	9,223,542
California Resources Corp. Term Loan	11.375%		12/31/2021	13,103	14,582,896
Chesapeake Energy Corp. Class A Term Loan	8.50%		8/23/2021	6,574	7,174,381
Chief Exploration & Development LLC 2nd Lien Term Loan	7.753%		5/16/2021	14,217	13,968,096
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%		5/12/2021	10,543	10,015,614
Total					54,964,529

Food: Wholesale 0.25%
Amplify Snack Brands, Inc. Term Loan	6.50%		9/2/2023	23,945	23,356,300

Gaming 0.44%
Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%		8/1/2021	9,116	9,168,143
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%		10/11/2020	11,107	11,228,905
Cowlitz Tribal Gaming Authority Term Loan B	11.50%		12/6/2021	20,025	21,677,063
Total					42,074,111

Health Services 0.10%
Genoa, a QoL Healthcare Co., LLC 1st Lien initial Term Loan	4.75%		10/30/2023	9,420	9,538,145

Media: Diversified 0.11%
UFC Holdings, LLC 2nd Lien Term Loan	8.50%		8/18/2024	9,784	10,083,635

Metals/Mining (Excluding Steel) 0.30%
Murray Energy Corp. Term Loan B2	8.25%		4/16/2020	12,436	11,938,917
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%		1/17/2020	5,820	5,718,150
Peabody Energy Corp. Term Loan	4.25%		9/24/2020	10,965	10,734,735
Total					28,391,802

Oil Field Equipment & Services 0.23%
Fairmount Santrol, Inc. Tranche B2 Term Loan	4.50%		9/5/2019	14,420	14,056,220
FTS International, Inc. Initial Term Loan	5.75%		4/16/2021	9,063	7,461,738
Total					21,517,958

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2016

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Personal & Household Products 0.24%
Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%		10/15/2020			$20,805	$17,809,412
FGI Operating Co. LLC Term Loan B	5.50%		4/19/2019			5,215	4,975,793
Total							22,785,205

Recreation & Travel 0.10%
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	8.068%		7/29/2022			9,195	9,286,950

Specialty Retail 0.36%
Bass Pro Group, LLC Term Loan B	5.97%		12/15/2023			18,831	18,679,693
Container Store, Inc. (The) Facility Term Loan	4.25%		4/6/2019			10,147	9,318,477
Gymboree Corp. (The) Term Loan	5.00%		2/23/2018			11,654	6,229,063
Total							34,227,233

Support: Services 0.71%
BakerCorp International, Inc. Refinanced Term Loan	4.25%		2/7/2020			6,868	6,585,082
Monitronics International Inc. Term Loan B2	6.50%		9/30/2022			10,759	10,883,463
Safway Group Holding LLC Initial Term Loan	5.75%		8/21/2023			16,481	16,745,045
University Support Services LLC Term Loan	6.25%		7/6/2022			18,970	19,262,296
Zodiac Pool Solutions LLC 1st Lien Term Loan (France)(b)	5.50%		12/20/2023			13,470	13,596,349
Total							67,072,235

Telecommunications: Wireline Integrated & Services 0.10%
Fairpoint Communications, Inc. Term Loan	7.50%		2/14/2019			9,449	9,568,284

Trucking & Delivery 0.10%
YRC Worldwide, Inc. Initial Term Loan	8.00%		2/13/2019			9,450	9,393,323
Total Floating Rate Loans (cost $389,706,022)							406,377,244

FOREIGN BONDS(a) 0.44%

Mexico 0.09%
Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%		6/10/2028		MXN	194,760	8,701,700

Netherlands 0.12%
Hema Bondco I BV†	6.25%		6/15/2019		EUR	11,825	11,577,816

Spain 0.13%
Banco Popular Espanol SA	11.50%	#	–	(f)	EUR	11,800	12,558,406

United Kingdom 0.10%
Premier Foods Finance plc†	6.50%		3/15/2021		GBP	7,171	9,129,178
Total Foreign Bonds (cost $48,935,513)							41,967,100

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FOREIGN GOVERNMENT OBLIGATIONS 4.32%

Angola 0.11%
Republic of Angola†(b)	9.50%	11/12/2025		$10,510	$10,204,947

Argentina 0.84%
City of Buenos Aires†(b)	7.50%	6/1/2027		5,475	5,611,875
City of Buenos Aires†(b)	8.95%	2/19/2021		8,675	9,716,000
Province of Santa Fe†(b)	6.90%	11/1/2027		9,721	9,162,043
Provincia de Mendoza†(b)	8.375%	5/19/2024		11,654	12,032,755
Provincia of Neuquen†(b)	8.625%	5/12/2028		8,675	9,000,313
Republic of Argentina†(b)	7.50%	4/22/2026		14,232	14,979,180
Republic of Argentina(b)	8.75%	5/7/2024		16,100	19,140,887
Total					79,643,053

Australia 0.41%
Australian Government(a)	4.25%	4/21/2026	AUD	26,802	21,784,211
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	22,400	16,890,382
Total					38,674,593

Bahamas 0.10%
Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$9,025	9,210,283

Bermuda 0.23%
Government of Bermuda†	4.138%	1/3/2023		11,720	12,076,288
Government of Bermuda†	4.854%	2/6/2024		9,225	9,632,468
Total					21,708,756

Brazil 0.14%
Federal Republic of Brazil†(b)	5.333%	2/15/2028		14,375	13,476,563

Canada 0.37%
Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	44,800	34,905,061

Cayman Islands 0.05%
Cayman Islands Government†	5.95%	11/24/2019		$4,375	4,828,906

Dominican Republic 0.27%
Dominican Republic†(b)	6.85%	1/27/2045		27,127	25,763,054

Ethiopia 0.10%
Republic of Ethiopia†(b)	6.625%	12/11/2024		10,000	9,249,600

Gabon 0.11%
Republic of Gabon†(b)	6.375%	12/12/2024		10,700	10,014,665

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Ghana 0.11%
Republic of Ghana†(b)	9.25%	9/15/2022		$10,000	$10,725,150

Greece 0.10%
Hellenic Republic†(a)	4.75%	4/17/2019	EUR	8,967	8,932,897

Honduras 0.15%
Honduras Government†(b)	7.50%	3/15/2024		$13,300	14,276,220

Jamaica 0.51%
Government of Jamaica(b)	6.75%	4/28/2028		13,650	14,980,875
Government of Jamaica(b)	7.625%	7/9/2025		9,550	10,941,531
Government of Jamaica(b)	8.00%	3/15/2039		19,790	22,073,172
Total					47,995,578

Jordan 0.10%
Kingdom of Jordan†(b)	5.75%	1/31/2027		9,565	9,084,741

Qatar 0.14%
State of Qatar†(b)	4.625%	6/2/2046		13,425	13,459,824

Russia 0.21%
Russian Federal Bond—OFZ(a)	7.60%	4/14/2021	RUB	1,249,638	20,007,653

United Arab Emirates 0.13%
Abu Dhabi Government International†(b)	3.125%	5/3/2026		$12,745	12,531,101

Zambia 0.14%
Republic of Zambia†(b)	8.97%	7/30/2027		13,634	13,497,660
Total Foreign Government Obligations (cost $399,560,664)					408,190,305

HIGH YIELD CORPORATE BONDS 71.44%

Advertising 0.33%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,362,395
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,215,763
Southern Graphics, Inc.†	8.375%	10/15/2020		11,075	11,296,500
Total					30,874,658

Aerospace/Defense 0.41%
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021		7,725	8,062,969
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		4,497	4,682,501
L-3 Communications Corp.	3.85%	12/15/2026		6,216	6,191,453
Lockheed Martin Corp.	4.70%	5/15/2046		7,948	8,680,535
TransDigm, Inc.	6.50%	7/15/2024		10,188	10,710,135
Total					38,327,593

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Air Transportation 0.31%
Air Canada (Canada)†(b)	7.75%		4/15/2021		$10,183	$11,430,418
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%		6/15/2029		7,793	7,998,008
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(b)	8.375%		5/10/2020		9,668	9,861,360
Total						29,289,786

Auto Parts & Equipment 0.68%
Allison Transmission, Inc.†	5.00%		10/1/2024		11,116	11,254,950
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022		14,102	13,862,266
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018		10,028	9,827,440
MPG Holdco I, Inc.	7.375%		10/15/2022		9,203	9,663,150
Nemak SA de CV (Mexico)†(b)	5.50%		2/28/2023		7,592	7,573,020
TI Group Automotive Systems LLC†	8.75%		7/15/2023		12,004	12,604,200
Total						64,785,026

Automakers 0.27%
BMW US Capital LLC†	2.80%		4/11/2026		8,935	8,614,868
General Motors Co.	6.25%		10/2/2043		15,091	16,739,556
General Motors Co.(c)	8.375%		–	(f)	15,000	1,500
Total						25,355,924

Banking 6.26%
ABN AMRO Bank NV (Netherlands)†(b)	4.75%		7/28/2025		17,551	17,824,076
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%		7/28/2021		13,090	12,744,044
Associated Banc-Corp.	4.25%		1/15/2025		8,885	8,819,997
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%	#	–	(f)	11,885	12,579,999
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	#	–	(f)	9,000	9,407,232
Banco de Bogota SA (Colombia)†(b)	6.25%		5/12/2026		6,300	6,441,750
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%	#	7/19/2026		8,525	8,929,938
Bank of America Corp.	4.25%		10/22/2026		13,195	13,381,366
Bank of America Corp.	4.45%		3/3/2026		22,213	22,934,301
BankUnited, Inc.	4.875%		11/17/2025		22,890	22,706,056
BNP Paribas SA (France)†(b)	6.75%	#	–	(f)	13,399	13,248,261
Citigroup, Inc.	4.45%		9/29/2027		13,296	13,535,381
Citizens Financial Group, Inc.	4.35%		8/1/2025		7,971	8,022,301
Citizens Financial Group, Inc.	5.50%	#	–	(f)	14,385	14,313,075
Comerica, Inc.	3.80%		7/22/2026		11,098	10,949,098
Commonwealth Bank of Australia (Australia)†(b)	4.50%		12/9/2025		7,979	8,184,627

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2016

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banking (continued)
Compass Bank	3.875%		4/10/2025		$9,400	$8,961,001
Credit Suisse Group AG (Switzerland)†(b)	7.50%	#	–	(f)	8,994	9,443,025
Fifth Third Bancorp	8.25%		3/1/2038		15,095	21,105,104
First Republic Bank	4.375%		8/1/2046		684	624,090
Global Bank Corp. (Panama)†(b)	4.50%		10/20/2021		13,300	12,983,460
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025		13,361	13,206,213
Goldman Sachs Group, Inc. (The)	5.15%		5/22/2045		16,857	17,795,294
HSBC Holdings plc (United Kingdom)(b)	4.25%		8/18/2025		15,276	15,443,394
Industrial & Commercial Bank of China Ltd.	3.231%		11/13/2019		14,050	14,413,094
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026		9,600	9,176,918
Intesa Sanpaolo SpA (Italy)†(b)	7.70%	#	–	(f)	15,327	14,464,856
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	17,896,575
JPMorgan Chase & Co.	6.75%	#	–	(f)	7,902	8,524,283
KeyBank NA	2.50%		11/22/2021		12,992	12,917,933
Lloyds Banking Group plc (United Kingdom)(b)	4.582%		12/10/2025		10,464	10,533,711
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	#	–	(f)	9,098	9,393,685
M&T Bank Corp.	5.125%	#	–	(f)	10,121	9,804,719
Macquarie Group Ltd. (Australia)†(b)	6.00%		1/14/2020		7,700	8,348,094
Morgan Stanley	3.125%		7/27/2026		18,976	18,166,218
Morgan Stanley	4.00%		7/23/2025		8,326	8,549,695
National Savings Bank (Sri Lanka)†(b)	5.15%		9/10/2019		9,585	9,462,504
People’s United Bank NA	4.00%		7/15/2024		9,400	9,274,388
Popular, Inc.	7.00%		7/1/2019		18,940	19,626,575
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%		5/28/2024		5,151	5,143,794
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%		6/10/2023		4,463	4,677,666
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%		12/15/2022		4,464	4,752,638
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	#	–	(f)	20,522	19,495,900
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%	#	–	(f)	7,875	8,052,188
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.50%	#	2/26/2024		9,578	9,757,588
Standard Chartered plc (United Kingdom)†(b)	7.50%	#	–	(f)	9,200	9,200,000
SVB Financial Group	3.50%		1/29/2025		8,859	8,550,760
Toronto-Dominion Bank (The) (Canada)(b)	3.625%	#	9/15/2031		6,667	6,523,539
UBS AG/Stamford CT	7.625%		8/17/2022		4,894	5,560,808

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banking (continued)
UBS Group AG (Switzerland)(b)	7.00%	#	–	(f)	$8,600	$9,045,050
Washington Mutual Bank(c)	6.875%		6/15/2011		22,500	2,250
Wells Fargo & Co.	4.90%		11/17/2045		15,891	16,360,118
Wells Fargo Capital X	5.95%		12/1/2086		888	927,960
Total						592,186,590

Beverages 1.35%
Anheuser-Busch InBev Finance, Inc.	3.65%		2/1/2026		36,560	37,185,030
Bacardi Ltd.†	2.75%		7/15/2026		8,801	8,230,009
Brown-Forman Corp.	4.50%		7/15/2045		15,274	16,005,518
Coca-Cola Bottling Co. Consolidated	3.80%		11/25/2025		7,947	7,995,008
Constellation Brands, Inc.	4.25%		5/1/2023		8,050	8,387,214
Constellation Brands, Inc.	6.00%		5/1/2022		11,651	13,198,719
Dr. Pepper Snapple Group, Inc.	4.50%		11/15/2045		7,946	8,094,010
PepsiCo, Inc.	3.60%		3/1/2024		14,292	14,919,890
PepsiCo, Inc.	4.25%		10/22/2044		4,605	4,767,349
PepsiCo, Inc.	4.45%		4/14/2046		8,417	8,987,067
Total						127,769,814

Brokerage 0.09%
TD Ameritrade Holding Corp.	2.95%		4/1/2022		7,996	8,101,235

Building & Construction 1.51%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		2/15/2021		11,740	11,358,450
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%		12/15/2020		6,140	6,308,850
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%		7/1/2022		9,237	9,329,370
DR Horton, Inc.	4.75%		2/15/2023		5,416	5,564,940
K. Hovnanian Enterprises, Inc.†	7.25%		10/15/2020		13,656	12,943,157
Lennar Corp.	4.75%		11/15/2022		15,303	15,762,090
Lennar Corp.	4.75%		5/30/2025		7,075	6,933,500
PulteGroup, Inc.	5.00%		1/15/2027		15,555	14,835,581
PulteGroup, Inc.	6.375%		5/15/2033		27,646	27,715,115
Toll Brothers Finance Corp.	5.625%		1/15/2024		11,550	12,040,875
William Lyon Homes, Inc.	7.00%		8/15/2022		19,481	20,260,240
Total						143,052,168

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials 1.78%
Allegion plc (Ireland)(b)	5.875%	9/15/2023	$3,725	$3,967,125
Builders FirstSource, Inc.†	5.625%	9/1/2024	6,670	6,728,363
Builders FirstSource, Inc.†	10.75%	8/15/2023	9,553	11,009,832
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	16,507	18,322,770
Eagle Materials, Inc.	4.50%	8/1/2026	6,783	6,799,957
FBM Finance, Inc.†	8.25%	8/15/2021	8,892	9,425,520
HD Supply, Inc.†	5.75%	4/15/2024	3,998	4,230,684
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,803	11,153,835
Lennox International, Inc.	3.00%	11/15/2023	8,884	8,638,695
Martin Marietta Materials, Inc.	4.25%	7/2/2024	9,986	10,161,604
Masco Corp.	4.375%	4/1/2026	5,532	5,614,980
Masonite International Corp.†	5.625%	3/15/2023	8,636	8,959,850
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,720	8,994,850
Standard Industries, Inc.†	5.375%	11/15/2024	17,513	18,082,172
Standard Industries, Inc.†	5.50%	2/15/2023	8,239	8,569,384
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	16,800	18,228,000
Vulcan Materials Co.	4.50%	4/1/2025	8,960	9,408,000
Total				168,295,621

Cable & Satellite Television 4.17%
Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	13,500	13,905,000
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	4,130	4,305,525
Altice Finco SA (Luxembourg)†(b)	8.125%	1/15/2024	635	660,400
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	8,595	8,756,156
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	27,370,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	6,326	6,531,595
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,840,730
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	22,001	25,192,223
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	7,403	8,588,309
CSC Holdings LLC†	10.125%	1/15/2023	8,050	9,317,875
CSC Holdings LLC†	10.875%	10/15/2025	47,846	57,056,355
DISH DBS Corp.	7.75%	7/1/2026	46,684	52,752,920
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	24,768,235
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,549,534
SFR Group SA (France)†(b)	6.00%	5/15/2022	37,606	38,734,180

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Cable & Satellite Television (continued)
Time Warner Cable, Inc.	5.875%	11/15/2040	$13,691	$14,648,179
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	4,246	4,383,995
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	11,798	11,798,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	19,395	20,267,775
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	17,200,350
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	8,740	9,034,975
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	10,065	10,417,275
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	7,253	7,122,370
Total				394,201,956

Chemicals 1.66%
Albemarle Corp.	5.45%	12/1/2044	13,345	14,386,991
Braskem Finance Ltd.	6.45%	2/3/2024	8,776	9,280,620
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	6,173,860
CF Industries, Inc.†	4.50%	12/1/2026	9,694	9,547,000
Chemours Co. (The)	7.00%	5/15/2025	14,585	14,439,150
Equate Petrochemical BV (Netherlands)†(b)	4.25%	11/3/2026	12,150	11,634,111
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	3,779	4,345,850
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	13,600	12,376,000
Hexion, Inc.	6.625%	4/15/2020	10,363	9,223,070
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	9,050	10,249,125
Momentive Performance Materials, Inc.	3.88%	10/24/2021	11,339	10,715,355
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	10,023	10,160,816
TPC Group, Inc.†	8.75%	12/15/2020	3,619	3,076,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022	4,440	4,673,100
Tronox Finance LLC	6.375%	8/15/2020	1,759	1,653,460
Tronox Finance LLC†	7.50%	3/15/2022	16,265	15,248,437
Westlake Chemical Corp.†	5.00%	8/15/2046	9,828	9,744,826
Total				156,927,921

Consumer/Commercial/Lease Financing 0.98%
Discover Bank/Greenwood DE	3.45%	7/27/2026	15,927	15,410,233
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	15,814	16,090,745
Navient Corp.	5.00%	10/26/2020	8,744	8,940,740
Navient Corp.	5.875%	10/25/2024	3,763	3,593,665
Navient Corp.	6.125%	3/25/2024	6,832	6,669,740

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2016

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Consumer/Commercial/Lease Financing (continued)
Navient Corp.	6.625%		7/26/2021		$25,966	$27,523,960
NFP Corp.†	9.00%		7/15/2021		13,646	14,447,702
Total						92,676,785

Discount Stores 0.65%
Amazon.com, Inc.	4.80%		12/5/2034		55,934	61,749,961

Diversified Capital Goods 1.63%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%		12/15/2020		11,165	9,350,688
Apex Tool Group LLC†	7.00%		2/1/2021		5,361	4,824,900
BCD Acquisition, Inc.†	9.625%		9/15/2023		8,980	9,653,500
Fortive Corp.†	3.15%		6/15/2026		8,935	8,822,964
Fortive Corp.†	4.30%		6/15/2046		4,468	4,442,331
General Cable Corp.	5.75%		10/1/2022		10,200	9,945,000
General Electric Co.	5.00%	#	–	(f)	23,262	24,168,055
Griffon Corp.	5.25%		3/1/2022		10,928	11,113,776
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%		5/27/2025		12,036	12,081,316
SPX FLOW, Inc.†	5.625%		8/15/2024		4,609	4,655,090
SPX FLOW, Inc.†	5.875%		8/15/2026		6,669	6,685,673
Unifrax I LLC/Unifrax Holding Co.†	7.50%		2/15/2019		11,066	11,066,000
Valmont Industries, Inc.	5.25%		10/1/2054		23,209	20,407,859
Wabtec Corp.†	3.45%		11/15/2026		17,774	17,120,734
Total						154,337,886

Electric: Generation 0.52%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.(c)	10.00%		12/1/2020		20,230	4,602,325
Illinois Power Generating Co.(c)	7.00%		4/15/2018		16,899	6,083,640
Listrindo Capital BV (Netherlands)†(b)	4.95%		9/14/2026		10,909	10,657,275
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		16,777	18,181,785
Talen Energy Supply LLC	6.50%		6/1/2025		12,034	9,356,435
Total						48,881,460

Electric: Integrated 1.37%
AES Panama SRL (Panama)†(b)	6.00%		6/25/2022		7,273	7,563,920
Black Hills Corp.	4.20%		9/15/2046		7,112	6,807,919
Cleco Corporate Holdings LLC†	4.973%		5/1/2046		10,726	10,899,879
El Paso Electric Co.	5.00%		12/1/2044		16,498	17,267,863
Emera, Inc. (Canada)(b)	6.75%	#	6/15/2076		15,025	16,151,875

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Integrated (continued)
Entergy Arkansas, Inc.	4.95%	12/15/2044	$16,883	$17,264,809
Entergy Mississippi, Inc.	2.85%	6/1/2028	13,321	12,667,338
Indianapolis Power & Light Co.†	4.05%	5/1/2046	17,868	16,934,558
IPALCO Enterprises, Inc.	3.45%	7/15/2020	1,564	1,599,190
Louisville Gas & Electric Co.	4.375%	10/1/2045	5,575	5,873,424
Puget Energy, Inc.	3.65%	5/15/2025	7,898	7,797,506
Southern California Edison Co.	3.90%	3/15/2043	8,688	8,564,952
Total				129,393,233

Electronics 1.59%
Micron Technology, Inc.†	7.50%	9/15/2023	12,755	14,158,050
NVIDIA Corp.	3.20%	9/16/2026	32,159	30,983,235
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%	9/1/2022	31,261	31,729,915
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	7,581	7,979,003
Qorvo, Inc.	7.00%	12/1/2025	25,391	28,247,487
QUALCOMM, Inc.	4.65%	5/20/2035	4,443	4,705,426
QUALCOMM, Inc.	4.80%	5/20/2045	4,443	4,759,133
Trimble, Inc.	4.75%	12/1/2024	27,261	27,650,532
Total				150,212,781

Energy: Exploration & Production 6.06%
Bill Barrett Corp.	7.00%	10/15/2022	10,942	10,504,320
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	11,506	8,629,500
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	16,973,370
Chaparral Energy, Inc.(c)	7.625%	11/15/2022	7,583	6,824,700
Chaparral Energy, Inc.(c)	8.25%	9/1/2021	9,157	8,264,193
Chesapeake Energy Corp.	4.875%	4/15/2022	5,583	5,122,403
Chesapeake Energy Corp.	6.625%	8/15/2020	23,717	24,072,755
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10,098	10,198,980
Concho Resources, Inc.	5.50%	4/1/2023	33,884	35,283,409
CONSOL Energy, Inc.	5.875%	4/15/2022	9,243	9,104,355
CONSOL Energy, Inc.	8.00%	4/1/2023	9,831	10,138,219
Continental Resources, Inc.	4.50%	4/15/2023	9,723	9,577,155
Continental Resources, Inc.	3.80%	6/1/2024	27,487	25,494,192
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	28,639,270
Denbury Resources, Inc.	4.625%	7/15/2023	5,483	4,427,523
Denbury Resources, Inc.	5.50%	5/1/2022	24,011	21,069,652
Eclipse Resources Corp.	8.875%	7/15/2023	11,039	11,577,151
EP Energy LLC/Everest Acquisition Finance, Inc.	9.375%	5/1/2020	9,560	8,860,877
Gulfport Energy Corp.	6.625%	5/1/2023	1,950	2,047,500

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	$23,627	$23,567,932
Kosmos Energy Ltd. †	7.875%	8/1/2021	19,780	19,780,000
Marathon Oil Corp.	3.85%	6/1/2025	4,935	4,794,111
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	12,484	11,173,180
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	35,567	32,365,970
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,573,418
Newfield Exploration Co.	5.625%	7/1/2024	18,026	18,882,235
Oasis Petroleum, Inc.	6.875%	3/15/2022	9,924	10,221,720
Occidental Petroleum Corp.	4.40%	4/15/2046	7,100	7,242,966
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	400
PDC Energy, Inc.†	6.125%	9/15/2024	4,002	4,112,055
PDC Energy, Inc.	7.75%	10/15/2022	22,734	24,325,380
Petrobras Argentina SA (Argentina)†(b)	7.375%	7/21/2023	9,059	8,855,172
Range Resources Corp.	4.875%	5/15/2025	19,965	19,440,919
Range Resources Corp.†	5.875%	7/1/2022	18,283	19,105,735
Rice Energy, Inc.	6.25%	5/1/2022	13,461	13,898,482
RSP Permian, Inc.	6.625%	10/1/2022	13,207	14,032,437
Sanchez Energy Corp.	6.125%	1/15/2023	12,198	11,649,090
Sanchez Energy Corp.	7.75%	6/15/2021	7,587	7,757,708
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	16,451	17,520,315
SM Energy Co.	5.625%	6/1/2025	5,785	5,611,450
SM Energy Co.	6.75%	9/15/2026	7,437	7,697,295
Southwestern Energy Co.	6.70%	1/23/2025	9,550	9,812,625
Tullow Oil plc (United Kingdom)†(b)	6.25%	4/15/2022	10,194	9,531,390
WPX Energy, Inc.	6.00%	1/15/2022	8,780	9,043,400
Total				572,804,909

Food & Drug Retailers 0.86%
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	7,240	6,172,100
Ingles Markets, Inc.	5.75%	6/15/2023	8,533	8,810,323
New Albertson’s, Inc.	7.45%	8/1/2029	7,200	6,840,000
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,994,600
Rite Aid Corp.	7.70%	2/15/2027	19,757	24,795,035
SMU SA (Chile)†(b)	7.75%	2/8/2020	4,969	4,844,775
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	14,545	12,581,425
Total				81,038,258

Food: Wholesale 1.20%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	8,858	9,256,610
Bunge Ltd. Finance Corp.	3.25%	8/15/2026	10,668	10,265,112

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	$10,400	$10,426,000
Kellogg Co.	4.50%	4/1/2046	17,540	17,209,336
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	11,113	11,168,565
Land O’Lakes, Inc.†	6.00%	11/15/2022	12,700	13,906,500
Mead Johnson Nutrition Co.	4.125%	11/15/2025	11,918	12,206,845
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	11,046	11,432,610
Post Holdings, Inc.†	7.75%	3/15/2024	12,118	13,511,570
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,483,125
Total				113,866,273

Forestry/Paper 0.40%
International Paper Co.	4.40%	8/15/2047	10,651	10,106,521
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	9,101	5,051,055
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	12,930	13,447,200
Rayonier AM Products, Inc.†	5.50%	6/1/2024	10,115	9,508,100
Total				38,112,876

Gaming 2.25%
Boyd Gaming Corp.	6.875%	5/15/2023	14,473	15,612,749
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	9,350	10,261,625
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	13,199	14,295,837
Carlson Travel, Inc.†	6.75%	12/15/2023	8,096	8,440,080
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,435,482
International Game Technology plc†	6.50%	2/15/2025	11,149	12,013,048
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	17,080	17,056,583
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	4,760	4,998,000
MGM Resorts International	6.00%	3/15/2023	35,811	38,765,407
MGM Resorts International	7.75%	3/15/2022	6,873	7,921,133
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	18,341	18,776,599
River Rock Entertainment Authority(c)	9.00%	11/1/2018	10,368	2,151,360
Scientific Games International, Inc.	10.00%	12/1/2022	9,895	9,895,000
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	21,725	21,779,313
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	24,295	24,598,687
Total				213,000,903

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Gas Distribution 3.80%
American Midstream Partners LP/American Midstream Finance Corp.†	8.50%		12/15/2021	$5,955	$5,925,225
Boardwalk Pipelines LP	5.95%		6/1/2026	14,074	15,314,891
Cheniere Corpus Christi Holdings LLC†	5.875%		3/31/2025	9,338	9,562,672
Cheniere Corpus Christi Holdings LLC†	7.00%		6/30/2024	8,783	9,551,513
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	8,935	9,402,863
Dominion Gas Holdings LLC	3.60%		12/15/2024	12,050	12,238,811
Enbridge, Inc. (Canada)(b)	6.00%	#	1/15/2077	10,083	10,083,000
Energy Transfer Equity LP	5.50%		6/1/2027	9,977	9,777,460
Energy Transfer Equity LP	5.875%		1/15/2024	11,850	12,294,375
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025	18,069	18,243,041
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		8/1/2022	9,907	10,342,908
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	17,850	19,453,341
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%		5/15/2023	13,716	14,093,190
Magellan Midstream Partners LP	5.00%		3/1/2026	11,839	13,005,804
MPLX LP	5.50%		2/15/2023	11,920	12,402,927
ONEOK, Inc.	4.25%		2/1/2022	7,495	7,569,950
Rockies Express Pipeline LLC†	5.625%		4/15/2020	9,471	10,015,583
Rockies Express Pipeline LLC†	6.875%		4/15/2040	18,450	18,450,000
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	48,539	52,300,772
Southern Star Central Corp.†	5.125%		7/15/2022	10,145	10,322,537
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.25%		1/15/2025	9,768	10,012,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%		10/1/2020	9,095	9,390,588
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	12,150	12,939,750
Transcanada Trust (Canada)(b)	5.875%	#	8/15/2076	22,048	22,985,040
Williams Cos., Inc. (The)	4.55%		6/24/2024	8,555	8,533,613
Williams Cos., Inc. (The)	5.75%		6/24/2044	5,167	5,037,825
Williams Partners LP/ACMP Finance Corp.	4.875%		5/15/2023	10,105	10,302,805
Total					359,552,684

Health Facilities 1.88%
Acadia Healthcare Co., Inc.	6.50%		3/1/2024	5,440	5,576,000
Ascension Health	3.945%		11/15/2046	8,881	8,501,577
Dignity Health	3.812%		11/1/2024	7,500	7,471,582
Dignity Health	4.50%		11/1/2042	8,811	8,171,771
Envision Healthcare Corp.†	5.125%		7/1/2022	5,347	5,353,684
Envision Healthcare Corp.	5.625%		7/15/2022	8,159	8,442,525
HCA, Inc.	5.25%		4/15/2025	11,873	12,422,126

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Facilities (continued)
HCA, Inc.	5.875%	3/15/2022	$8,139	$8,790,120
HCA, Inc.	7.05%	12/1/2027	3,490	3,594,700
HCA, Inc.	7.50%	2/15/2022	39,234	44,628,675
HCA, Inc.	7.58%	9/15/2025	5,778	6,254,685
HCA, Inc.	7.69%	6/15/2025	12,776	13,957,780
HCA, Inc.	8.36%	4/15/2024	2,295	2,616,300
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	12,319	11,986,264
MPT Operating Partnership LP/MPT Finance Corp.	5.25%	8/1/2026	5,333	5,239,673
Northwell Healthcare, Inc.	3.979%	11/1/2046	26,668	24,612,617
Total				177,620,079

Health Services 0.30%
inVentiv Group Holdings, Inc./inVentiv Health Inc/inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	6,160	6,482,784
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	13,033	13,293,660
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	8,936	8,913,660
Total				28,690,104

Hotels 0.36%
ESH Hospitality, Inc.†	5.25%	5/1/2025	6,527	6,510,683
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	11,114	10,836,150
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	8,404	8,803,190
Starwood Property Trust, Inc.†	5.00%	12/15/2021	7,397	7,514,612
Total				33,664,635

Insurance Brokerage 0.15%
Alliant Holdings Intermediate LLC†	8.25%	8/1/2023	13,630	14,107,050

Insurance-Reinsurance 0.17%
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	7,880,018
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	7,861,019
Total				15,741,037

Integrated Energy 0.56%
Exxon Mobil Corp.	4.114%	3/1/2046	11,641	11,953,852
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	11,283	9,886,164
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	23,912	30,896,839
Total				52,736,855

Investments & Miscellaneous Financial Services 0.86%
CME Group, Inc.	3.00%	3/15/2025	16,017	16,026,210
FMR LLC†	5.35%	11/15/2021	7,800	8,623,126

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Investments & Miscellaneous Financial Services (continued)
GrupoSura Finance SA†	5.50%	4/29/2026	$8,785	$9,006,821
Intercontinental Exchange, Inc.	3.75%	12/1/2025	17,312	17,758,520
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,829	3,846,632
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	13,913	13,206,929
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023	13,300	13,020,700
Total				81,488,938

Life Insurance 0.56%
CNO Financial Group, Inc.	5.25%	5/30/2025	13,093	13,142,099
Lincoln National Corp.	3.625%	12/12/2026	10,359	10,356,296
Lincoln National Corp.	6.30%	10/9/2037	2,339	2,771,862
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	13,775,892
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	12,927	13,078,414
Total				53,124,563

Machinery 0.20%
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	9,902	10,223,815
Xylem, Inc.	4.375%	11/1/2046	8,884	8,787,546
Total				19,011,361

Managed Care 0.30%
Centene Corp.	6.125%	2/15/2024	16,908	17,859,075
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,338,925
Total				28,198,000

Media: Content 1.29%
Activision Blizzard, Inc.†	3.40%	9/15/2026	13,335	12,682,358
AMC Networks, Inc.	4.75%	12/15/2022	19,200	19,392,000
Discovery Communications LLC	4.875%	4/1/2043	9,335	8,657,176
Discovery Communications LLC	4.95%	5/15/2042	9,713	8,989,692
iHeartCommunications, Inc.	9.00%	3/1/2021	17,600	13,090,000
Netflix, Inc.†	4.375%	11/15/2026	9,680	9,401,700
Netflix, Inc.	5.50%	2/15/2022	10,623	11,499,398
Netflix, Inc.	5.875%	2/15/2025	13,966	15,100,738
Sirius XM Radio, Inc.†	6.00%	7/15/2024	9,524	9,976,390
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	12,815,040
Total				121,604,492

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Medical Products 1.43%
Boston Scientific Corp.	7.00%	11/15/2035	$20,953	$25,682,197
Edwards Lifesciences Corp.	2.875%	10/15/2018	4,813	4,887,404
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	4,996,845
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	24,799,500
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	23,815	24,767,600
Hologic, Inc.†	5.25%	7/15/2022	9,174	9,690,038
Medtronic, Inc.	4.375%	3/15/2035	15,932	16,886,932
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	10,875	9,678,750
Stryker Corp.	3.50%	3/15/2026	5,531	5,593,882
Stryker Corp.	4.625%	3/15/2046	8,476	8,677,313
Total				135,660,461

Metals/Mining (Excluding Steel) 4.43%
Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	12,747	13,862,362
Aleris International, Inc.	7.875%	11/1/2020	10,204	10,280,530
Aleris International, Inc.†	9.50%	4/1/2021	12,332	13,287,730
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	8,000	9,053,680
Anglo American Capital plc (United Kingdom)†(b)	3.625%	5/14/2020	2,719	2,763,048
Anglo American Capital plc (United Kingdom)†(b)	4.125%	4/15/2021	551	563,398
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	8,710	8,873,313
AngloGold Ashanti Holdings plc (Isle of Man)(b)	6.50%	4/15/2040	6,359	5,754,895
Coeur Mining, Inc.	7.875%	2/1/2021	7,581	7,903,193
First Quantum Minerals Ltd. (Canada)†(b)	6.75%	2/15/2020	7,120	7,137,800
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	10/15/2019	1,780	1,806,700
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	15,715	18,309,075
Freeport-McMoRan, Inc.	3.55%	3/1/2022	22,837	21,352,595
Freeport-McMoRan, Inc.	3.875%	3/15/2023	39,623	36,552,217
Glencore Funding LLC†	4.125%	5/30/2023	9,950	10,027,073
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	6,084	6,407,060
HudBay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	2,637	2,735,888
HudBay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	5,898	6,145,008
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,455	10,036,800
Indo Energy Finance BV (Netherlands)†(b)	7.00%	5/7/2018	4,592	4,316,480
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	8,746	6,383,014
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	16,141	16,473,827
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	20,220	20,573,850

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2016

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Metals/Mining (Excluding Steel) (continued)
Lundin Mining Corp. (Canada)†(b)	7.875%		11/1/2022		$10,330	$11,285,525
Mirabela Nickel Ltd. (Australia)(b)(c)	1.00%		9/10/2044		185	19
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	6.625%		10/14/2022		12,000	13,404,000
New Gold, Inc. (Canada)†(b)	6.25%		11/15/2022		22,843	23,528,290
New Gold, Inc. (Canada)†(b)	7.00%		4/15/2020		7,146	7,360,380
Newmont Mining Corp.	6.25%		10/1/2039		21,154	23,346,020
Novelis Corp.†	5.875%		9/30/2026		8,892	9,003,150
Novelis Corp.†	6.25%		8/15/2024		8,652	9,192,750
Peabody Energy Corp.†(c)	10.00%		3/15/2022		11,660	10,406,550
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%		12/1/2018		5,792	5,792,000
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%		1/15/2021		1,427	1,419,865
Rain CII Carbon LLC/CII Carbon Corp.†(a)	8.50%		1/15/2021	EUR	4,045	4,247,326
Teck Resources Ltd. (Canada)(b)	4.75%		1/15/2022		$22,962	23,134,215
Teck Resources Ltd. (Canada)†(b)	8.50%		6/1/2024		10,314	11,912,670
Vale Overseas Ltd. (Brazil)(b)	6.25%		8/10/2026		13,031	13,584,817
Volcan Cia Minera SAA (Peru)†(b)	5.375%		2/2/2022		11,059	10,992,646
Total						419,209,759

Monoline Insurance 0.12%
MGIC Investment Corp.	5.75%		8/15/2023		10,670	11,150,150

Non-Electric Utilities 0.13%
Brooklyn Union Gas Co. (The)†	3.407%		3/10/2026		11,916	11,997,601

Oil Field Equipment & Services 2.34%
Diamond Offshore Drilling, Inc.	5.70%		10/15/2039		3,705	2,926,950
Ensco plc (United kingdom)(b)	4.50%		10/1/2024		1,620	1,393,200
Ensco plc (United kingdom)(b)	5.20%		3/15/2025		15,684	13,624,220
Forum Energy Technologies, Inc.	6.25%		10/1/2021		11,835	11,894,175
FTS International, Inc.	6.25%		5/1/2022		2,596	2,167,660
FTS International, Inc.†	8.463%	#	6/15/2020		10,584	10,597,230
Halliburton Co.	3.80%		11/15/2025		8,525	8,676,361
Halliburton Co.	5.00%		11/15/2045		4,443	4,810,250
Hornbeck Offshore Services, Inc.	5.00%		3/1/2021		8,306	5,606,550
Nabors Industries, Inc.	4.625%		9/15/2021		1,663	1,698,788
Nabors Industries, Inc.†	5.50%		1/15/2023		22,773	23,769,319
Noble Holding International Ltd.	4.625%		3/1/2021		4,257	4,097,363
Noble Holding International Ltd.	7.20%		4/1/2025		4,730	4,458,025

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil Field Equipment & Services (continued)
Noble Holding International Ltd.	7.75%	1/15/2024	$14,811	$13,968,254
Oceaneering International, Inc.	4.65%	11/15/2024	14,235	14,063,639
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	16,282	15,305,080
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,208	3,272,160
Precision Drilling Corp. (Canada)†(b)	7.75%	12/15/2023	4,946	5,242,760
SESI LLC	6.375%	5/1/2019	4,926	4,950,630
SESI LLC	7.125%	12/15/2021	5,564	5,689,190
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	9,353	9,914,180
Transocean Proteus Ltd.†	6.25%	12/1/2024	13,250	13,440,535
Unit Corp.	6.625%	5/15/2021	11,504	11,216,400
Weatherford International Ltd.	7.75%	6/15/2021	18,552	18,807,090
Weatherford International Ltd.†	9.875%	2/15/2024	8,887	9,492,382
Total				221,082,391

Oil Refining & Marketing 0.31%
Citgo Holding, Inc.†	10.75%	2/15/2020	17,528	18,886,420
Valero Energy Partners LP	4.375%	12/15/2026	10,657	10,773,620
Total				29,660,040

Packaging 0.80%
BWAY Holding Co.†	9.125%	8/15/2021	8,811	9,339,660
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	8,901	8,878,748
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,286,250
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,679,050
Pactiv LLC	7.95%	12/15/2025	8,500	9,052,500
Sealed Air Corp.†	4.875%	12/1/2022	9,414	9,708,187
Sealed Air Corp.†	6.875%	7/15/2033	15,750	16,104,375
Total				76,048,770

Personal & Household Products 0.86%
Brunswick Corp.†	4.625%	5/15/2021	4,087	4,153,414
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,934	13,623,570
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	18,511,650
Newell Brands, Inc.	5.50%	4/1/2046	15,807	18,188,625
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	8,904,638
Spectrum Brands, Inc.	5.75%	7/15/2025	7,621	7,944,892
Springs Industries, Inc.	6.25%	6/1/2021	9,749	10,138,960
Total				81,465,749

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Pharmaceuticals 0.31%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%		8/1/2023	$10,774	$11,555,115
Pfizer, Inc.	5.60%		9/15/2040	14,577	17,627,995
Total					29,183,110

Property & Casualty 0.47%
Allstate Corp. (The)	5.75%	#	8/15/2053	8,670	8,980,169
Arch Capital Finance LLC	5.031%		12/15/2046	13,319	13,996,205
Chubb INA Holdings, Inc.	4.35%		11/3/2045	7,946	8,414,258
Hanover Insurance Group, Inc. (The)	4.50%		4/15/2026	13,323	13,412,437
Total					44,803,069

Rail 0.77%
Central Japan Railway Co. (Japan)†(b)	4.25%		11/24/2045	13,527	13,815,680
CSX Corp.	4.25%		11/1/2066	13,327	12,221,445
Florida East Coast Holdings Corp.†	6.75%		5/1/2019	17,142	17,784,825
Florida East Coast Holdings Corp.†	9.75%		5/1/2020	14,393	14,860,772
Kansas City Southern	3.125%		6/1/2026	4,440	4,237,190
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	9,150	9,516,000
Total					72,435,912

Real Estate Investment Trusts 1.05%
Brixmor Operating Partnership LP	3.25%		9/15/2023	13,337	12,949,280
Brixmor Operating Partnership LP	3.85%		2/1/2025	13,793	13,605,457
Brixmor Operating Partnership LP	3.875%		8/15/2022	13,193	13,465,963
CubeSmart LP	4.00%		11/15/2025	7,942	8,075,934
Digital Realty Trust LP	4.75%		10/1/2025	8,313	8,643,250
Healthcare Trust of America Holdings LP	3.50%		8/1/2026	8,883	8,505,899
Jababeka International BV (Netherlands)†(b)	6.50%		10/5/2023	8,150	8,003,113
Tanger Properties LP	3.125%		9/1/2026	10,667	10,040,548
VEREIT Operating Partnership LP	4.60%		2/6/2024	6,380	6,443,800
VEREIT Operating Partnership LP	4.875%		6/1/2026	9,007	9,156,516
Total					98,889,760

Recreation & Travel 0.32%
Royal Caribbean Cruises Ltd.	7.50%		10/15/2027	25,318	30,001,830

Restaurants 0.68%
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%		9/27/2023	5,787	5,960,610
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%		6/1/2024	13,280	13,595,400

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Restaurants (continued)
McDonald’s Corp.	3.70%	1/30/2026	$7,546	$7,696,958
McDonald’s Corp.	4.60%	5/26/2045	9,005	9,335,105
McDonald’s Corp.	4.875%	12/9/2045	7,943	8,541,156
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	9,741	9,570,532
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	9,430	9,382,850
Total				64,082,611

Software/Services 1.78%
Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	18,436	18,456,206
Camelot Finance SA (Luxembourg)†(b)	7.875%	10/15/2024	8,207	8,514,762
First Data Corp.†	7.00%	12/1/2023	27,015	28,838,512
Hewlett Packard Enterprise Co.	6.35%	10/15/2045	13,393	13,572,828
Microsoft Corp.	3.70%	8/8/2046	4,780	4,512,038
Microsoft Corp.	4.00%	2/12/2055	26,489	25,124,181
MSCI, Inc.†	5.75%	8/15/2025	9,469	10,108,157
Oracle Corp.	4.375%	5/15/2055	18,518	18,469,483
Priceline Group, Inc. (The)	3.60%	6/1/2026	8,882	8,801,716
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	8,930	10,090,900
VeriSign, Inc.	4.625%	5/1/2023	8,760	8,891,400
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,633,330
Visa, Inc.	4.30%	12/14/2045	4,669	4,940,540
Total				167,954,053

Specialty Retail 0.68%
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	628	99,622
Hot Topic, Inc.†	9.25%	6/15/2021	8,934	9,447,705
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,902	13,385,825
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	12,738	9,521,655
PetSmart, Inc.†	7.125%	3/15/2023	26,082	26,668,845
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	5,554	5,678,965
Total				64,802,617

Steel Producers/Products 0.80%
ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	13,332	14,665,200
Gerdau Trade, Inc.†	4.75%	4/15/2023	3,504	3,363,840
GTL Trade Finance, Inc.†	5.893%	4/29/2024	15,846	15,846,000
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	9,487	10,459,417
Steel Dynamics, Inc.†	5.00%	12/15/2026	4,445	4,439,444

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Steel Producers/Products (continued)
Steel Dynamics, Inc.	5.50%	10/1/2024	$6,245	$6,635,312
U.S. Steel Corp.	6.875%	4/1/2021	1,203	1,221,045
U.S. Steel Corp.	7.50%	3/15/2022	2,627	2,725,513
U.S. Steel Corp.†	8.375%	7/1/2021	8,871	9,829,334
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,553	6,233,243
Total				75,418,348

Support: Services 1.25%
AECOM	5.875%	10/15/2024	9,059	9,716,774
BakerCorp International, Inc.	8.25%	6/1/2019	4,441	3,774,850
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	9,679	9,485,420
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	7,822,975
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	14,584	12,031,800
Leidos Holdings, Inc.	4.45%	12/1/2020	4,650	4,813,215
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,361,684
Monitronics International, Inc.	9.125%	4/1/2020	10,520	9,967,700
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,800,000
Sotheby’s†	5.25%	10/1/2022	7,404	7,311,450
Total System Services, Inc.	4.80%	4/1/2026	11,339	12,240,462
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	6,939,564
United Rentals North America, Inc.	6.125%	6/15/2023	13,114	13,966,410
Total				118,232,304

Technology Hardware & Equipment 1.12%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,412,500
CommScope Technologies Finance LLC†	6.00%	6/15/2025	25,326	26,972,190
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	8,930	9,249,408
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	22,927	24,401,115
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	27,034	30,029,421
Total				106,064,634

Telecommunications: Satellite 0.05%
Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	6,041	3,745,203
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	1,161	981,045
Total				4,726,248

Telecommunications: Wireless 2.33%
Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	18,350	18,579,375
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	17,156	18,455,207
SBA Communications Corp.	4.875%	7/15/2022	8,259	8,403,532

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Telecommunications: Wireless (continued)
Sprint Corp.	7.125%	6/15/2024	$10,730	$11,078,725
Sprint Corp.	7.625%	2/15/2025	29,848	31,452,330
Sprint Corp.	7.875%	9/15/2023	4,761	5,094,270
T-Mobile USA, Inc.	6.50%	1/15/2024	47,921	51,515,075
T-Mobile USA, Inc.	6.50%	1/15/2026	17,671	19,150,946
T-Mobile USA, Inc.	6.625%	4/1/2023	20,000	21,250,000
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,353,660
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	5,630	5,756,675
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	26,564	27,692,970
Total				220,782,765

Telecommunications: Wireline Integrated & Services 1.98%
Columbus Cable Barbados Ltd. (Barbados)†(b)	7.375%	3/30/2021	12,134	12,957,777
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	8,394	8,939,610
Consolidated Communications, Inc.	6.50%	10/1/2022	8,667	8,645,333
Equinix, Inc.	5.375%	4/1/2023	19,410	20,234,925
Equinix, Inc.	5.875%	1/15/2026	37,076	39,115,180
Frontier Communications Corp.	9.25%	7/1/2021	9,810	10,337,288
Frontier Communications Corp.	11.00%	9/15/2025	16,765	17,372,731
GCI, Inc.	6.875%	4/15/2025	13,026	13,286,520
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2049	15,000	1,500
IHS Netherlands Holdco BV (Netherlands)†(b)	9.50%	10/27/2021	21,060	21,610,129
Sable International Finance Ltd.†	6.875%	8/1/2022	13,196	13,789,820
Windstream Services LLC	7.75%	10/1/2021	4,820	4,979,060
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	15,228	15,913,260
Total				187,183,133

Theaters & Entertainment 0.07%
AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026	6,669	6,835,725

Transportation: Infrastructure/Services 0.47%
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	9,275,000
Delhi International Airport Pvt Ltd. (India)†(b)	6.125%	10/31/2026	11,355	11,764,200
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	8,970	9,606,655
Mexico City Airport Trust (Mexico)†(b)	5.50%	10/31/2046	10,400	9,386,000
Stena AB (Sweden)†(b)	7.00%	2/1/2024	4,836	4,307,183
Total				44,339,038

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2016

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Trucking & Delivery 0.13%
FedEx Corp.	4.55%		4/1/2046	$11,856	$11,995,332
Total High Yield Corporate Bonds (cost $6,587,961,800)					6,754,788,825

MUNICIPAL BOND 0.32%

Other Revenue
New York City Indus Dev Agy† (cost $27,160,563)	11.00%		3/1/2029	22,134	30,409,903

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.63%
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625%	#	1/14/2043	8,025	7,119,337
Citigroup Commercial Mortgage Trust 2015-101A F†	4.625%	#	1/14/2043	19,000	12,741,305
Citigroup Commercial Mortgage Trust 2015-101A G†	4.625%	#	1/14/2043	4,000	2,549,340
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.613%	#	9/10/2047	6,250	6,235,232
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.443%	#	7/10/2050	12,037	8,794,968
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%	#	1/25/2051	7,835	7,931,421
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.374%	#	1/25/2051	7,457	7,148,400
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342%	#	8/25/2047	20,727	652,952
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	7,540	6,755,535
Total Non-Agency Commercial Mortgage-Backed Securities (cost $65,856,471)					59,928,490

	Dividend			Shares
	Rate			(000)
PREFERRED STOCK 0.06%

Energy: Exploration & Production
Templar Energy LLC (cost $3,416,610)	Zero Coupon			342	5,124,915
Total Long-Term Investments (cost $8,873,945,951)					9,189,104,758

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
SHORT-TERM INVESTMENTS 1.38%

FOREIGN GOVERNMENT OBLIGATIONS 0.03%

Argentina
Letras del Banco Central de la Republica Argentina(a) (cost $3,356,464)	Zero Coupon	1/11/2017	ARS	49,725	$3,118,388

HIGH YIELD CORPORATE BOND 0.09%

Gaming
Caesars Entertainment Operating Co., Inc.(c) (cost $8,777,249)	11.25%	6/1/2017		$8,407	8,595,884

REPURCHASE AGREEMENT 1.26%
Repurchase Agreement dated 12/30/2016, 0.03% due 1/3/2017 with Fixed Income Clearing Corp. collateralized by $114,240,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $121,834,332; proceeds: $119,443,169 (cost $119,442,771)				119,443	119,442,771
Total Short-Term Investments (cost $131,576,484)					131,157,043
Total Investments in Securities 98.57% (cost $9,005,522,435)					9,320,261,801
Cash, Foreign Cash and Other Assets in Excess of Liabilities(g) 1.43%					134,829,125
Net Assets 100.00%					$9,455,090,926

ARS	Argentine Peso
AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
RUB	Russian ruble.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2016.
(e)	Interest rate to be determined.

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2016

(f)	Security is perpetual in nature and has no stated maturity.
(g)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2016:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
British pound	Buy	State Street Bank and Trust	1/19/2017	2,000,000	$2,457,945	$2,465,921	$7,976
British pound	Sell	J.P. Morgan	1/19/2017	5,200,000	6,533,356	6,411,394	121,962
British pound	Sell	J.P. Morgan	1/19/2017	900,000	1,120,372	1,109,664	10,708
British pound	Sell	State Street Bank and Trust	1/19/2017	350,000	436,130	431,536	4,594
British pound	Sell	State Street Bank and Trust	1/19/2017	3,200,000	4,006,269	3,945,473	60,796
euro	Sell	J.P. Morgan	2/16/2017	6,800,000	7,195,284	7,173,131	22,153
euro	Sell	Morgan Stanley	2/16/2017	9,120,000	9,747,316	9,620,434	126,882
euro	Sell	Standard Chartered Bank	2/16/2017	62,900,000	67,729,525	66,351,459	1,378,066
euro	Sell	State Street Bank and Trust	2/16/2017	965,000	1,026,623	1,017,952	8,671
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,741,808

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Buy	Standard Chartered Bank	2/16/2017	10,000,000	$10,697,950	$10,548,722	$(149,228)
euro	Buy	Standard Chartered Bank	2/16/2017	6,950,000	7,419,877	7,331,362	(88,515)
euro	Buy	State Street Bank and Trust	2/16/2017	3,325,000	3,565,002	3,507,450	(57,552)
British pound	Sell	J.P. Morgan	1/19/2017	27,400,000	33,387,034	33,783,117	(396,083)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(691,378)

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2016

Open Futures Contracts at December 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Notional Value	Appreciation
Long U.S. Treasury Bond	March 2017	4,503	Short	$(678,405,094)	$7,346,121
U.S. 10-Year Treasury Note	March 2017	7,687	Short	(955,349,969)	5,135,399
Totals				$(1,633,755,063)	$12,481,520

					Unrealized
Type	Expiration	Contracts	Position	Notional Value	Depreciation
U.S. 5-Year Treasury Note	March 2017	9,428	Long	$1,109,336,786	$(1,784,692)

Centrally Cleared Credit Default Swaps on Indexes—Buy Protection at December 31, 2016(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index*	Pays	Date	Amount	Value(2)	Upfront(3)	Depreciation(4)
Markit CDX. NA.EM.26(5)	1.00%	12/20/2021	$278,197,000	$295,661,265	$21,424,545	$(3,960,280)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers. (See Note 2(i)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Cental Clearinghouse are presented net of amortization (See Note 2(i)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,960,280.
(5)	Central Clearinghouse: Credit Suisse.

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2016

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1		Level 2	Level 3		Total
Asset-Backed Securities
Other	$–		$141,403,974	$9,397,324	(3)	$150,801,298
Remaining Industries	–		34,944,944	–		34,944,944
Common Stocks
Auto Parts & Equipment	18,472,672		17,908,182	–		36,380,854
Energy: Exploration & Production	46,975,615		3,340,834	–		50,316,449
Media: Content	38,860,946		–	362,120	(4)	39,223,066
Metals/Mining (Excluding Steel)	60,006,635		–	225,644	(4)	60,232,279
Remaining Industries	1,069,604,699	(5)	–	–		1,069,604,699
Convertible Bonds
Energy: Exploration & Production	–		–	796,786	(4)	796,786
Remaining Industries	–		27,429,429	–		27,429,429
Convertible Preferred Stocks	–		12,588,172	–		12,588,172
Floating Rate Loans(6)
Auto Parts & Equipment	–		–	8,096,495		8,096,495
Department Stores	–		9,435,004	–		9,435,004
Diversified Capital Goods	–		9,692,063	–		9,692,063
Electric: Generation	–		36,893,972	–		36,893,972
Energy: Exploration & Production	–		54,964,529	–		54,964,529
Food: Wholesale	–		23,356,300	–		23,356,300
Gaming	–		42,074,111	–		42,074,111
Health Services	–		9,538,145	–		9,538,145
Media: Diversified	–		10,083,635	–		10,083,635
Metals/Mining (Excluding Steel)	–		28,391,802	–		28,391,802
Oil Field Equipment & Services	–		21,517,958	–		21,517,958
Personal & Household Products	–		22,785,205	–		22,785,205
Recreation & Travel	–		9,286,950	–		9,286,950
Specialty Retail	–		34,227,233	–		34,227,233
Support: Services	–		67,072,235	–		67,072,235
Telecommunications: Wireline Integrated & Services	–		9,568,284	–		9,568,284
Trucking & Delivery	–		9,393,323	–		9,393,323
Foreign Bonds	–		41,967,100	–		41,967,100
Foreign Government Obligations	–		411,308,693	–		411,308,693
High Yield Corporate Bonds
Automakers	–		25,354,424	1,500	(4)	25,355,924
Banking	–		592,184,340	2,250	(4)	592,186,590
Metals/Mining (Excluding Steel)	–		419,209,740	19	(4)	419,209,759
Specialty Retail	–		64,702,995	99,622	(3)	64,802,617
Telecommunications: Wireline Integrated & Services	–		187,181,633	1,500	(4)	187,183,133
Remaining Industries	–		5,474,646,686	–		5,474,646,686
Municipal Bond	–		30,409,903	–		30,409,903
Non-Agency Commercial Mortgage-Backed Securities	–		59,275,538	652,952	(3)	59,928,490
Preferred Stock	–		5,124,915	–		5,124,915
Repurchase Agreement	–		119,442,771	–		119,442,771
Total	$1,233,920,567		$8,066,705,022	$19,636,212		$9,320,261,801

42	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(3,960,280)	–	(3,960,280)
Forward Foreign Currency Exchange Contracts
Assets	–	1,741,808	–	1,741,808
Liabilities	–	(691,378)	–	(691,378)
Futures Contracts
Assets	12,481,520	–	–	12,481,520
Liabilities	(1,784,692)	–	–	(1,784,692)
Total	$10,696,828	$(2,909,850)	$–	$7,786,978

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financial Statements.
(5)	As of December 31, 2016, Moncler SpA, inc. was categorized as level 1 due to an active market quoted price. For the period ended December 31, 2016, the total amount transferred from Level 2 to Level 1 was $8,166,713.
(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2016	$–	$1,363,744	$796,783	$23,304,840	$397,304	$9,810,846
Accrued discounts/premiums	38	–	–	(32,730)	–	(20,080)
Realized gain (loss)	–	–	–	(976)	–	(1,128,889)
Change in unrealized appreciation/depreciation	(48,359)	(775,980)	3	73,986	(352,589)	1,028,575
Purchases	9,445,645	–	–	–	60,176	–
Sales	–	–	–	(81,375)	–	(9,037,500)
Net transfers in or out of Level 3	–	–	–	(15,167,250)	–	–
Balance as of December 31, 2016	$9,397,324	$587,764	$796,786	$8,096,495	$104,891	$652,952

See Notes to Financial Statements.	43

Statement of Assets and Liabilities

December 31, 2016

ASSETS:
Investments in securities, at fair value (cost $9,005,522,435)	$9,320,261,801
Cash	9,321,376
Deposits with brokers for derivatives collateral	33,941,857
Foreign cash, at value (cost $12,818,155)	12,849,761
Receivables:
Interest and dividends	112,186,936
Capital shares sold	68,182,900
Investment securities sold	37,471,699
Variation margin for centrally cleared credit default swap agreements	110,322
Unrealized appreciation on forward foreign currency exchange contracts	1,741,808
Prepaid expenses and other assets	144,729
Total assets	9,596,213,189
LIABILITIES:
Payables:
Investment securities purchased	48,535,150
Capital shares reacquired	40,626,708
Variation margin	4,458,094
Management fee	3,593,896
12b-1 distribution plan	3,059,577
Directors’ fees	1,834,885
Fund administration	317,575
Unrealized depreciation on forward foreign currency exchange contracts	691,378
Distributions payable	36,419,422
Accrued expenses	1,585,578
Total liabilities	141,122,263
NET ASSETS	$9,455,090,926
COMPOSITION OF NET ASSETS:
Paid-in capital	$9,324,523,254
Undistributed net investment income	22,184,610
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(214,082,415)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	322,465,477
Net Assets	$9,455,090,926

44	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2016

Net assets by class:
Class A Shares	$4,263,801,410
Class B Shares	$51,641,666
Class C Shares	$1,892,904,901
Class F Shares	$2,607,811,362
Class I Shares	$450,661,112
Class P Shares	$36,825,274
Class R2 Shares	$5,323,708
Class R3 Shares	$128,317,294
Class R4 Shares	$2,072,274
Class R5 Shares	$385,700
Class R6 Shares	$15,346,225
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	537,817,918
Class B Shares (500 million shares of common stock authorized, $.001 par value)	6,491,667
Class C Shares (600 million shares of common stock authorized, $.001 par value)	238,143,245
Class F Shares (600 million shares of common stock authorized, $.001 par value)	329,417,678
Class I Shares (300 million shares of common stock authorized, $.001 par value)	57,149,955
Class P Shares (160 million shares of common stock authorized, $.001 par value)	4,543,018
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	671,535
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	16,211,764
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	261,299
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	49,093
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	1,944,748
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.93
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.11
Class B Shares-Net asset value	$7.96
Class C Shares-Net asset value	$7.95
Class F Shares-Net asset value	$7.92
Class I Shares-Net asset value	$7.89
Class P Shares-Net asset value	$8.11
Class R2 Shares-Net asset value	$7.93
Class R3 Shares-Net asset value	$7.92
Class R4 Shares-Net asset value	$7.93
Class R5 Shares-Net asset value	$7.86
Class R6 Shares-Net asset value	$7.89

See Notes to Financial Statements.	45

Statement of Operations

For the Year Ended December 31, 2016

Investment income:
Dividends (net of foreign withholding taxes of $134,925)	$15,630,404
Interest and other (net of foreign withholding taxes of $5,938)	465,944,122
Interest earned from Interfund Lending (See Note 11)	909
Total investment income	481,575,435
Expenses:
Management fee	40,495,771
12b-1 distribution plan-Class A	8,536,709
12b-1 distribution plan-Class B	672,508
12b-1 distribution plan-Class C	15,708,295
12b-1 distribution plan-Class F	2,089,358
12b-1 distribution plan-Class P	89,293
12b-1 distribution plan-Class R2	26,521
12b-1 distribution plan-Class R3	574,798
12b-1 distribution plan-Class R4	2,098
Shareholder servicing	8,842,384
Fund administration	3,577,402
Reports to shareholders	609,942
Registration	396,072
Directors’ fees	310,533
Professional	199,617
Custody	177,951
Other	353,588
Gross expenses	82,662,840
Expense reductions (See Note 9)	(34,205)
Net expenses	82,628,635
Net investment income	398,946,800
Net realized and unrealized gain (loss):
Net realized loss on investments	(26,133,307)
Net realized loss on futures contracts, swaps and foreign currency related transactions	(29,777,227)
Net change in unrealized appreciation/depreciation on investments	675,693,503
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	7,589,806
Net realized and unrealized gain	627,372,775
Net Increase in Net Assets Resulting From Operations	$1,026,319,575

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Operations:
Net investment income	$398,946,800	$372,825,843
Net realized loss on investments, futures contracts,swaps and foreign currency related transactions	(55,910,534)	(98,375,192)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	683,283,309	(431,336,953)
Net increase (decrease) in net assets resulting from operations	1,026,319,575	(156,886,302)
Distributions to shareholders from:
Net investment income
Class A	(202,958,531)	(203,135,407)
Class B	(2,669,102)	(3,814,136)
Class C	(78,131,329)	(77,242,195)
Class F	(100,963,267)	(89,080,739)
Class I	(22,510,046)	(21,509,682)
Class P	(1,680,830)	(1,780,961)
Class R2	(192,330)	(167,864)
Class R3	(5,148,892)	(4,352,757)
Class R4	(38,962)	(2,155)
Class R5	(4,507)	(230)
Class R6	(632,947)	(136,375)
Net realized gain
Class A	–	(34,162,619)
Class B	–	(748,752)
Class C	–	(15,199,755)
Class F	–	(15,303,345)
Class I	–	(2,989,643)
Class P	–	(294,380)
Class R2	–	(27,899)
Class R3	–	(790,263)
Class R4	–	(74)
Class R5	–	(74)
Class R6	–	(74)
Total distributions to shareholders	(414,930,743)	(470,739,379)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	2,510,035,667	2,964,164,404
Reinvestment of distributions	356,631,746	403,973,062
Cost of shares reacquired	(2,604,289,141)	(3,264,686,299)
Net increase in net assets resulting from capital share transactions	262,378,272	103,451,167
Net increase (decrease) in net assets	873,767,104	(524,174,514)
NET ASSETS:
Beginning of year	$8,581,323,822	$9,105,498,336
End of year	$9,455,090,926	$8,581,323,822
Undistributed net investment income	$22,184,610	$23,055,113

See Notes to Financial Statements.	47

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class A
12/31/2016	$7.40	$0.35	$0.54	$0.89	$(0.36)	$–	$(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.15	0.37	– (c)	0.37	(0.39)	(0.20)	(0.59)
12/31/2013	8.14	0.42	0.19	0.61	(0.43)	(0.17)	(0.60)
12/31/2012	7.63	0.47	0.51	0.98	(0.47)	–	(0.47)

Class B
12/31/2016	7.43	0.29	0.54	0.83	(0.30)	–	(0.30)
12/31/2015	7.95	0.26	(0.43)	(0.17)	(0.29)	(0.06)	(0.35)
12/31/2014	8.18	0.31	(0.01)	0.30	(0.33)	(0.20)	(0.53)
12/31/2013	8.17	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.66	0.42	0.51	0.93	(0.42)	–	(0.42)

Class C
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (c)	0.32	(0.34)	(0.20)	(0.54)
12/31/2013	8.16	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)
12/31/2012	7.65	0.42	0.51	0.93	(0.42)	–	(0.42)

Class F
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.13	0.44	0.19	0.63	(0.45)	(0.17)	(0.62)
12/31/2012	7.62	0.49	0.51	1.00	(0.49)	–	(0.49)

Class I
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (c)	0.38	(0.40)	(0.20)	(0.60)
12/31/2013	8.10	0.45	0.19	0.64	(0.46)	(0.17)	(0.63)
12/31/2012	7.60	0.49	0.51	1.00	(0.50)	–	(0.50)

Class P
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.31	0.44	0.20	0.64	(0.45)	(0.17)	(0.62)
12/31/2012	7.79	0.48	0.52	1.00	(0.48)	–	(0.48)

48	See Notes to Financial Statements.

		Ratios to Average Net Assets:		Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses (%)	Net investment income (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$7.93	12.35	0.81	4.57	$4,263,801	119.02
7.40	(1.74)	0.82	4.10	4,183,669	118.51
7.93	4.51	0.86	4.50	4,524,711	87.69
8.15	7.78	0.96	5.16	4,784,258	43.16
8.14	13.22	0.96	5.88	4,850,567	45.87

7.96	11.44	1.62	3.79	51,642	119.02
7.43	(2.38)	1.62	3.31	80,073	118.51
7.95	3.61	1.62	3.78	126,256	87.69
8.18	7.08	1.61	4.53	166,433	43.16
8.17	12.47	1.61	5.25	225,154	45.87

7.95	11.63	1.44	3.95	1,892,905	119.02
7.42	(2.35)	1.46	3.48	1,882,589	118.51
7.95	3.85	1.50	3.86	2,082,896	87.69
8.17	7.08	1.61	4.52	1,986,431	43.16
8.16	12.47	1.61	5.23	2,051,198	45.87

7.92	12.46	0.71	4.65	2,607,811	119.02
7.39	(1.53)	0.72	4.20	1,893,642	118.51
7.91	4.53	0.72	4.59	1,817,781	87.69
8.14	8.05	0.71	5.40	1,118,411	43.16
8.13	13.50	0.71	6.11	1,047,325	45.87

7.89	12.62	0.61	4.77	450,661	119.02
7.36	(1.59)	0.62	4.28	382,854	118.51
7.89	4.76	0.62	4.68	393,851	87.69
8.11	8.16	0.61	5.48	345,614	43.16
8.10	13.49	0.62	6.25	230,006	45.87

8.11	12.27	0.87	4.53	36,825	119.02
7.57	(1.66)	0.87	4.06	35,632	118.51
8.10	4.39	0.87	4.51	44,078	87.69
8.33	7.92	0.91	5.23	79,051	43.16
8.31	13.21	0.96	5.88	99,968	45.87

See Notes to Financial Statements.	49

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions

Class R2
12/31/2016	$7.40	$0.31	$0.55	$0.86	$(0.33)	$–	$(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)
12/31/2014	8.15	0.34	– (c)	0.34	(0.36)	(0.20)	(0.56)
12/31/2013	8.14	0.40	0.19	0.59	(0.41)	(0.17)	(0.58)
12/31/2012	7.63	0.45	0.52	0.97	(0.46)	–	(0.46)

Class R3
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)
12/31/2013	8.13	0.41	0.19	0.60	(0.42)	(0.17)	(0.59)
12/31/2012	7.62	0.45	0.52	0.97	(0.46)	–	(0.46)

Class R4
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(d)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(d)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(d)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.93	11.91		1.21		4.05		$5,324	119.02
7.40	(2.13)		1.22		3.71		4,075	118.51
7.93	4.15		1.22		4.13		4,557	87.69
8.15	7.52		1.21		4.92		3,442	43.16
8.14	12.94		1.21		5.62		2,624	45.87

7.92	12.03		1.11		4.19		128,317	119.02
7.39	(1.91)		1.12		3.82		107,581	118.51
7.91	4.13		1.10		4.24		111,368	87.69
8.14	7.63		1.11		5.01		85,119	43.16
8.13	13.07		1.11		5.73		69,100	45.87

7.93	12.29		0.86		4.40		2,072	119.02
7.40	(4.59	)(e)	0.87	(f)	4.27	(f)	207	118.51

7.86	12.62		0.61		2.70		386	119.02
7.36	(4.50	)(e)	0.62	(f)	4.39	(f)	10	118.51

7.89	12.56		0.53		4.83		15,346	119.02
7.37	(4.36	)(e)	0.54	(f)	4.49	(f)	10,994	118.51

See Notes to Financial Statements.	51

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent

52

Notes to Financial Statements (continued)

pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

53

Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains upon settlement of such transactions are included in Net realized loss on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on futures contracts, swaps and foreign currency related transactions in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer,

54

Notes to Financial Statements (continued)

obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indexes, CDX indexes and single issuers, which are comprised of a basket of commercial mortgage-backed securities, a basket of investment grade securities, a basket of emerging markets sovereign issuers and a corporate issuer, respectively.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Fund during the fiscal year end December 31, 2016, since such credit default swaps enter into were traded through a central clearinghouse, which guarantees against default.

(j)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made

55

Notes to Financial Statements (continued)

on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Repurchase Agreements– The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the

56

Notes to Financial Statements (continued)

credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of December 31, 2016, the Fund had no unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

57

Notes to Financial Statements (continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2016, the effective management fee was at an annualized rate of .45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2016:

Distributor	Dealers’
Commissions	Concessions
$418,908	$2,825,844

Distributor received CDSCs of $73,028 and $146,273 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2016.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States

58

Notes to Financial Statements (continued)

of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2016 and 2015 was as follows:

	Year Ended	Year Ended
	12/31/2016	12/31/2015
Distributions paid from:
Ordinary income	$414,930,743	$404,420,206
Net long-term capital gains	–	66,319,173
Total distributions paid	$414,930,743	$470,739,379

As of December 31, 2016, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$24,019,495
Total undistributed earnings	24,019,495
Capital loss carryforwards*	(181,364,446)
Temporary differences	(1,834,885)
Unrealized gains – net	289,747,508
Total accumulated gains – net	$130,567,672

*	The capital losses will caryforward indefintely

As of December 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,026,493,146
Gross unrealized gain	472,832,459
Gross unrealized loss	(179,063,804)
Net unrealized security gain	$293,768,655

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, and wash sales.

Permanent items identified during the fiscal year ended December 31, 2016 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$15,113,440	$(15,113,440)

The permanent differences are attributable to the tax treatment of premium amortization, certain securities, certain distributions received and foreign currency transactions.

59

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2016 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$1,772,412,262	$8,891,936,659	$1,775,249,480	$8,731,027,451

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended December 31, 2016, the Fund engaged in cross-trade purchases of $4,312,125 and sales of $103,739,451, which resulted in net realized losses of $2,483,913.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2016 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into E-Mini S&P 500 Index futures contracts for the year ended December 31, 2016 (as described in note 2(h)) to manage cash. The Fund bear the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2016 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into centrally cleared credit default swaps on indexes during the fiscal year ended December 31, 2016 (as described in note 2(i)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. There is

60

Notes to Financial Statements (continued)

minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of December 31, 2016, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$1,741,808	–
Futures Contracts(2)	$12,481,520	–	–

Liability Derivatives
Centrally Cleared Credit Default Swaps(3)	–	–	$3,960,280
Futures Contracts(2)	$1,784,692	–	–
Forward Foreign Currency Exchange Contracts(4)	–	$691,378	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared credit default swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the year ended December 31, 2016, were as follows:

		Foreign
	Interest Rate	Currency	Credit	Equity
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	–	–	$(10,351,244)	–
Forward Foreign Currency Exchange Contracts	–	$8,084,152	–	–
Futures Contracts	$(19,124,293)	–	–	$(8,738,857)
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	–	–	$(2,533,537)	–
Forward Foreign Currency Exchange Contracts	–	$(326,467)	–	–
Futures Contracts	$10,733,514	–	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$114,285,135	–	–
Credit Default Swaps(3)	–	–	$107,588,308	–
Futures Contracts(4)	18,011	–	–	157

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2016.
(1)	Statements of Operations location: Net realized loss on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

61

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,741,808	$–	$1,741,808
Repurchase Agreement	119,442,771	–	119,442,771
Total	$121,184,579	$–	$121,184,579

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$119,442,771	$–	$–	$(119,442,771)	$–
J.P. Morgan Chase	154,823	(154,823)	–	–	–
Morgan Stanley	126,882	–	–	–	126,882
Standard Chartered Bank	1,378,066	(237,743)	(1,140,323)	–	–
State Street Bank and Trust	82,037	(57,552)	–	–	24,485
Total	$121,184,579	$(450,118)	$(1,140,323)	$(119,442,771)	$151,367

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$691,378	$–	$691,378
Total	$691,378	$–	$691,378

Notes to Financial Statements (continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
J.P. Morgan Chase	$396,083	$(154,823)	$–	$–	$241,260
Standard Chartered Bank	237,743	(237,743)	–	–	–
State Street Bank and Trust	57,552	(57,552)	–	–	–
Total	$691,378	$(450,118)	$–	$–	$241,260

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2016.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2016.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the fiscal year ended December 31, 2016, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

On July 26, 2016, the U.S. Securities and Exchange Commission issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow

Notes to Financial Statements (continued)

money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2016, the Fund participated as a lender in the Interfund Lending Program. The average amount loaned and average interest rate were $22,877,428 and 0.725%, respectively. The Fund earned interest of $909, which is included in the Statement of Operations.

There were no interfund loans outstanding as of December 31, 2016.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest a portion of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (continued)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest a portion of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2016		December 31, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	96,554,562	$734,598,779	131,246,580	$1,038,999,088
Converted from Class B*	2,402,000	18,361,615	2,265,807	17,923,620
Reinvestment of distributions	24,156,544	185,156,217	27,702,794	217,958,808
Shares reacquired	(150,442,185)	(1,152,105,403)	(166,949,861)	(1,311,217,496)
Decrease	(27,329,079)	$(213,988,792)	(5,734,680)	$(36,335,980)

Class B Shares
Shares sold	84,284	$643,460	103,957	$828,858
Reinvestment of distributions	297,726	2,280,954	490,984	3,885,718
Shares reacquired	(2,275,205)	(17,467,322)	(3,432,425)	(27,164,015)
Converted to Class A*	(2,392,780)	(18,361,615)	(2,257,797)	(17,923,620)
Decrease	(4,285,975)	$(32,904,523)	(5,095,281)	$(40,373,059)

Class C Shares
Shares sold	30,436,191	$232,954,193	39,131,771	$309,149,708
Reinvestment of distributions	8,153,480	62,644,241	9,311,374	73,428,118
Shares reacquired	(54,095,042)	(414,713,414)	(56,919,000)	(447,972,142)
Decrease	(15,505,371)	$(119,114,980)	(8,475,855)	$(65,394,316)

Class F Shares
Shares sold	167,349,652	$1,287,626,045	133,374,158	$1,052,492,963
Reinvestment of distributions	10,622,346	81,513,913	10,571,181	82,964,455
Shares reacquired	(104,714,614)	(792,841,046)	(117,453,182)	(916,632,109)
Increase	73,257,384	$576,298,912	26,492,157	$218,825,309

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
	December 31, 2016		December 31, 2015
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	27,732,816	$205,663,306	64,068,084	$504,809,661
Reinvestment of distributions	2,288,416	17,488,859	2,340,442	18,322,999
Shares reacquired	(24,870,064)	(189,440,579)	(64,353,481)	(505,547,445)
Increase	5,151,168	$33,711,586	2,055,045	$17,585,215

Class P Shares
Shares sold	607,662	$4,792,801	416,652	$3,357,198
Reinvestment of distributions	213,339	1,671,970	256,555	2,064,006
Shares reacquired	(985,660)	(7,677,577)	(1,405,736)	(11,301,542)
Decrease	(164,659)	$(1,212,806)	(732,529)	$(5,880,338)

Class R2 Shares
Shares sold	311,523	$2,393,708	229,663	$1,790,094
Reinvestment of distributions	10,715	82,262	10,167	80,035
Shares reacquired	(201,119)	(1,514,171)	(264,402)	(2,093,382)
Increase (decrease)	121,119	$961,799	(24,572)	$(223,253)

Class R3 Shares
Shares sold	4,621,266	$35,400,805	5,226,130	$40,863,223
Reinvestment of distributions	670,499	5,136,424	654,437	5,129,497
Shares reacquired	(3,636,062)	(27,625,886)	(5,398,204)	(42,243,230)
Increase	1,655,703	$12,911,343	482,363	$3,749,490

Class R4 Shares(a)
Shares sold	268,858	$2,113,597	28,138	$215,663
Reinvestment of distributions	2,494	19,367	295	2,229
Shares reacquired	(37,980)	(300,483)	(506)	(3,829)
Increase	233,372	$1,832,481	27,927	$214,063

Class R5 Shares(a)
Shares sold	49,669	$386,617	1,258	$10,000
Reinvestment of distributions	578	4,507	40	304
Shares reacquired	(2,452.00)	(19,220)	–	–
Increase	47,795	$371,904	1,298	$10,304

Class R6 Shares(a)
Shares sold	447,311	$3,462,356	1,541,823	$11,647,948
Reinvestment of distributions	82,747	633,032	18,201	136,893
Shares reacquired	(77,379)	(584,040)	(67,955)	(511,109)
Increase	452,679	$3,511,348	1,492,069	$11,273,732

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on June 30, 2015.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 24, 2017

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 60 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 60 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991–2009). Other Directorships: None.

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Currently serves as director of Blyth, Inc., a home products company (since 2004).

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Length of Service
Name and	Current Position	of Current	Principal Occupation
Year of Birth	with the Company	Position	During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2014	Partner and Portfolio Manager, joined Lord Abbett in 2004.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial Officer, and was formerly Chief Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Basic Information About Management (concluded)

Length of Service
Name and	Current Position	of Current	Principal Occupation
Year of Birth	with the Company	Position	During the Past Five Years
Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended August 31, 2016. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, five-year and ten-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of

Approval of Advisory Contract (continued)

other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s investment performance was reasonable and supported the continuation of the Agreement.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group as of the date of each fund’s most recent annual report. It also considered how the expense levels of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the levels of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in

Approval of Advisory Contract (concluded)

accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information
3% of the ordinary income distributions paid by the Fund during the fiscal year ended December 31, 2016 is qualified dividend income. For corporate shareholders, 3% of the Fund’s ordinary income distributions qualified for the dividend received deduction.
For foreign shareholders, 97% of the net investment income distributions paid by the Fund during the fiscal year ended December 31, 2016 represents interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-2 (2/17)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2016 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Robert B. Calhoun, Evelyn E. Guernsey, and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2016 and 2015 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2016	2015
Audit Fees {a}	$79,400	$78,800
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	79,400	78,800

Tax Fees {b}	11,984	11,952
All Other Fees	- 0 -	- 0 -

Total Fees	$91,384	$90,752

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2016 and 2015 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees {a}	$95,230	$285,031

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2016 and 2015 were:

	Fiscal year ended:
	2016	2015
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer
Date: February 24, 2017

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2017

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017